PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2026
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

	Warranty	Restructuring	Other	Total
Balance, at March 31, 2024	$13,192	$21,863	$923	$35,978
Provisions made	4,141	23,972	16,342	44,455
Acquisition of subsidiaries	—	2,008	—	2,008
Provisions used	(7,740)	(29,796)	(15,734)	(53,270)
Exchange adjustments	769	975	45	1,789
Balance, at March 31, 2025	$10,362	$19,022	$1,576	$30,960
Provisions made	4,230	23,128	17,606	44,964
Provisions used	(4,608)	(22,712)	(16,412)	(43,732)
Exchange adjustments	91	312	(27)	376
Balance, at March 31, 2026	$10,075	$19,750	$2,743	$32,568